Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr. 30, 2012
Equity Opportunities Portfolio (Prospectus Summary) | Equity Opportunities Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	EQUITY OPPORTUNITIES PORTFOLIO
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Portfolio's investment goal is long term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts"), as defined herein, in which the
Portfolio is offered. Please see your Variable Contract prospectus for more
		details on the separate account fees.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio
		turnover rate was 36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in equity investments selected for their potential to achieve capital appreciation over the long-term. The
Portfolio invests in common stocks of U.S. companies of any market capitalization range though the Portfolio will focus generally on large capitalization companies. Other types of equity securities in which the
Portfolio may invest include preferred stocks, warrants and rights. The
Portfolio may also invest in foreign investments, including emerging markets.

The subadviser uses fundamental research and quantitative models to select securities for the Portfolio, which is comprised of both growth and value stocks. While the process may change over time or vary in particular cases, in general the selection process currently uses:

     •    Fundamental analysis of issuers regarding factors such as financial performance, position in their industry, the strength of their business model and their management;

     •    Quantitative models to rank securities within each sector to identify potential buy and sell candidates for further research. A number of company-specific factors are analyzed in constructing the models, including valuation, price momentum and company fundamentals; and

     •    Consideration of market and industry trends and general economic conditions.

The Portfolio aims to maintain a broadly diversified portfolio across all major economic sectors by applying investment parameters for both sector and position size. In addition, the subadviser uses the following sell criteria:

     •    the stock price is approaching its target,

     •    the company's competitive position deteriorates,

     •    poor execution by the company's management, or

		• more attractive alternative investment ideas have been identified.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk, Narrative	rr_RiskNarrativeTextBlock	There can be no assurance that the Portfolio's investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio's value may not rise as much as the value of portfolios that emphasize smaller companies.

Small and Medium Sized Companies Risk. Securities of small and medium sized companies are usually more volatile and entail greater risks than securities of large companies.

Foreign Investment Risk. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

Emerging Markets Risk. The risks associated with investment in foreign securities are heightened when issuers of these securities are in developing or
"emerging market" countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries.

Growth Stock Risk. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

Value Investing Risk. The subadviser's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove
		incorrect.
Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the Russell 1000® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Effective May 1, 2007, OppenheimerFunds, Inc. assumed subadvisory duties of the
Portfolio. Prior to May 1, 2007, Federated Equity Management of Pennsylvania
served as subadviser. Also, effective May 1, 2007, the management fee rate for the Portfolio increased. If the higher fee rate had been in effect during the periods shown in the bar chart and performance table, returns would have been
		less than those shown.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the Russell 1000 ® Index.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	(Class 1 Shares)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the 10-year period shown in the bar chart, the highest return for a quarter was 23.87% (quarter ended June 30, 2009) and the lowest return for a quarter was -22.60% (quarter ended December 31, 2008). The year to date calendar
		return as of March 31, 2012 was 15.10%.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Equity Opportunities Portfolio (Prospectus Summary) | Equity Opportunities Portfolio | Russell 1000 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.02%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2002
Equity Opportunities Portfolio (Prospectus Summary) | Equity Opportunities Portfolio | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.78%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.91%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,120
Annual Return 2002	rr_AnnualReturn2002	(19.78%)
Annual Return 2003	rr_AnnualReturn2003	27.57%
Annual Return 2004	rr_AnnualReturn2004	9.91%
Annual Return 2005	rr_AnnualReturn2005	4.65%
Annual Return 2006	rr_AnnualReturn2006	16.74%
Annual Return 2007	rr_AnnualReturn2007	0.09%
Annual Return 2008	rr_AnnualReturn2008	(38.44%)
Annual Return 2009	rr_AnnualReturn2009	32.03%
Annual Return 2010	rr_AnnualReturn2010	17.05%
Annual Return 2011	rr_AnnualReturn2011	(0.07%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year to date calendar return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.60%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 1 Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.07%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.99%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.72%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Equity Opportunities Portfolio (Prospectus Summary) | Equity Opportunities Portfolio | Class 2
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.78%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,294
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 2 Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.26%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.14%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Equity Opportunities Portfolio (Prospectus Summary) | Equity Opportunities Portfolio | Class 3
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.78%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.16%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,409
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 3 Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.37%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.23%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2002